MANUFACTURING FACILITY CLOSURES, RESTRUCTURING AND OTHER RELATED CHARGES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Restructuring And Related Costs [Line Items]
Restructuring charges	$ 5,136	$ 7,060	$ 1,359
Other provisions	4,835	6,456	$ 3,878
Restructuring provision
Schedule Of Restructuring And Related Costs [Line Items]
Other provisions	2,000	2,600
Restructuring provision | Accounts payable and accrued liabilities
Schedule Of Restructuring And Related Costs [Line Items]
Other provisions	200	100
Montreal, Quebec Manufacturing Facility And Johnson City, Tennessee Manufacturing Facility | Facility Closing
Schedule Of Restructuring And Related Costs [Line Items]
Restructuring charges	4,300
Non-cash impairment charges	$ 800
Johnson City, Tennessee Manufacturing Facility | Facility Closing
Schedule Of Restructuring And Related Costs [Line Items]
Non-cash impairment charges		6,100
Termination benefits and other labor related costs		$ 900